Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Accrued interest	$ 2,255,000	$ 1,230,000
Net loss	3,713,000	(2,257,000)	$ (5,263,000)
Per share (in Dollars per share)			$ 0.01
Net of allowances for doubtful accounts	$ 622,000	278,000	$ 131,000
Percentage of marketing expenses	50.00%
Recognized Income Tax Positions Are Measured Percentage	50.00%
Severance expenses	$ 1,112,000	1,007,000	922,000
Percentage of annual compensation	100.00%
Internal revenue service limits	$ 22,500
Contributions of expenses	117,000	$ 119,000	$ 119,000
Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Diluted net income (loss) per share (in Shares)		1,042,682	956,356
U.S. defined contribution plan [Member]
Significant Accounting Policies [Line Items]
Internal revenue service limits	$ 30,000
Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Diluted net income (loss) per share (in Shares)	342,583
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates	5.85%
Contribution plan percentage	100.00%
Minimum [Member] | U.S. defined contribution plan [Member]
Significant Accounting Policies [Line Items]
Contribution plan percentage	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates		7.10%
Revision of Prior Period, Adjustment [Member]
Significant Accounting Policies [Line Items]
Net loss			$ 141,000